Non-current assets held for sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current Assets Held For Sale
Real estate	R$ 878,814	R$ 904,591
Vehicles and similar	327,808	289,197
Machinery and equipment	1,108	1,238
Other	29,201	1,246
Total	R$ 1,236,931	R$ 1,196,272